Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Income, Net
Finance income	€ 787	€ 371	€ 476
Thereof gains from financial assets at fair value through profit or loss (2017: from available-for-sale financial assets)	596	227	382
Finance costs	(589)	(418)	(288)
Thereof interest expense from financial liabilities at amortized cost	(207)	(106)	(89)
Thereof interest expense from financial liabilities at fair value through profit or loss (2017: from available-for-sale financial liabilities)	(155)	(206)	(116)
Financial income, net	€ 198	€ (47)	€ 188